The Phoenix Edge Series Fund

                 Supplement to the Prospectus dated May 1, 2003




The Phoenix-Goodwin Multi-Sector Short Term Bond Series will not be made available for investment until on or about June 2, 2003.




Dated: May 1, 2003             Please keep this supplement for future reference.







TF817